Note 17 - Accrued Liabilities - Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued compensation and employee benefits	$ 1,732	$ 2,122
Accrued professional services	456	1,131
Other accrued liabilities	243	176
Total accrued liabilities	$ 2,431	$ 3,429	[1]

[1]	The condensed consolidated balance sheet as of December 31, 2020 has been derived from the audited financial statements as of that date included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020.